Significant Accounting Policies - 10K - Other Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended		8 Months Ended		12 Months Ended
	Jan. 07, 2024 USD ($) $ / shares	Jan. 01, 2023 USD ($)	Jan. 07, 2024 USD ($) $ / shares	Jan. 01, 2023 USD ($)	Apr. 30, 2023 USD ($) location $ / shares	Apr. 24, 2022 USD ($) $ / shares	Apr. 25, 2021 USD ($)	Apr. 26, 2020 $ / shares
Accounting Policies [Abstract]
Credit and debit card receivables	$ 1,612		$ 1,612		$ 1,381	$ 1,374	$ 1,381
Employee retention credits					0	7,852	4,019
Impairment charge					2,363	0	0
Pre-Opening Costs	$ 1,934	$ 1,156	$ 7,238	$ 2,141	$ 4,935	$ 0	$ 0
New locations under construction | location					6
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001